Registration Nos. 033-62275/811-07353

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

 Post-Effective Amendment No. 35      /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 36        /X/

T. ROWE PRICE CORPORATE INCOME FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

/X/ Immediately upon filing pursuant to paragraph (b)

// On (date) pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this October 12, 2018.

 T. ROWE PRICE CORPORATE INCOME FUND, INC.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	October 12, 2018
David Oestreicher	and Executive Vice President

/s/Catherine D. Mathews	Treasurer	October 12, 2018
Catherine D. Mathews	(Chief Financial Officer)
and Vice President

*
Teresa Bryce Bazemore	Director	October 12, 2018

*
Ronald J. Daniels	Director	October 12, 2018

*
Bruce W. Duncan	Director	October 12, 2018

*
Robert J. Gerrard, Jr.	Chairman of the Board	October 12, 2018
and Director

*
Paul F. McBride	Director	October 12, 2018

*
Cecilia E. Rouse	Director	October 12, 2018

*
John G. Schreiber	Director	October 12, 2018

*
Mark. R. Tercek	Director	October 12, 2018

/s/Edward A. Wiese
Edward A. Wiese	Director	October 12, 2018

*/s/David Oestreicher	Executive Vice President, Director, and	October 12, 2018
David Oestreicher	Attorney-In-Fact

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND, INC.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE FLOATING RATE FUND, INC.

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND, INC.

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. ROWE PRICE REAL ASSETS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

T. ROWE PRICE RETIREMENT FUNDS, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. ROWE PRICE SUMMIT FUNDS, INC.

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE TOTAL RETURN FUND, INC.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.

T. ROWE PRICE VALUE FUND, INC.

POWER OF ATTORNEY

 RESOLVED, that the Corporation does hereby constitute and authorize Darrell N. Braman, Margery K. Neale, and David Oestreicher, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation, to be offered by the Corporation, and the registration of the Corporation under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation on its behalf, and to sign the names of each of such directors and officers on his or her behalf as such director or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation of the Corporation.

 IN WITNESS WHEREOF, the above named Corporations have caused these presents to be signed and the same attested by its Assistant Secretary, each thereunto duly authorized by its Board of Directors, and each of the undersigned has hereunto set his or her hand and seal as of the day set opposite his or her name.

ALL CORPORATIONS /s/David Oestreicher
David Oestreicher /s/Catherine D. Mathews	Executive Vice President (Principal Executive Officer) Director	July 25, 2018
Catherine D. Mathews /s/Teresa Bryce Bazemore	Treasurer (Principal Financial Officer) Vice President	July 25, 2018
Teresa Bryce Bazemore /s/Ronald J. Daniels	Director	July 25, 2018
Ronald J. Daniels /s/Bruce W. Duncan	Director	July 25, 2018
Bruce W. Duncan /s/Robert J. Gerrard, Jr.	Director	July 25, 2018
Robert J. Gerrard, Jr. /s/Paul F. McBride	Director	July 25, 2018
Paul F. McBride /s/Cecilia E. Rouse	Director	July 25, 2018
Cecilia E. Rouse /s/John G. Schreiber	Director	July 25, 2018
John G. Schreiber /s/Mark R. Tercek	Director	July 25, 2018
Mark R. Tercek	Director	July 25, 2018

(Signatures Continued)

ROBERT W. SHARPS, Director

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND, INC.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE INDEX TRUST, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. ROWE PRICE REAL ASSETS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RETIREMENT FUNDS, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. ROWE PRICE VALUE FUND, INC.

/s/Robert W. Sharps

Robert W. Sharps	July 25, 2018

(Signatures Continued)

EDWARD A. WIESE, Director

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE FLOATING RATE FUND, INC.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. ROWE PRICE GNMA FUND, INC.

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. ROWE PRICE SUMMIT FUNDS, INC.

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE TOTAL RETURN FUND, INC.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.

/s/Edward A. Wiese

Edward A. Wiese	July 25, 2018

(Signatures Continued)

ATTEST:

/s/Shannon Hofher Rauser

Shannon Hofher Rauser, Assistant Secretary